Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Expected dividend yield	0.00%	0.00%		0.00%
Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Risk free interest rate			0.05%	0.08%
Stock volatility factor			94.00%	127.00%
Weighted average expected option life			6 months	6 years
Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of fair market value of derivative liability assumptions [Line Items]
Risk free interest rate		0.73%		0.13%
Stock volatility factor		199.00%		249.00%
Weighted average expected option life		5 years		5 years